Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 26 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in equity securities, debt securities and cash equivalents. The Fund may invest in any type or class of security.

Under normal circumstances:

■  The Fund will invest 40% to 75% of its total assets in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges. The Fund's investments include securities issued by established large-cap companies.

■  The Fund may invest up to 15% of its net assets in foreign issuers traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

■  The Fund will invest at least 25% of its total assets in a portfolio of debt securities and primarily securities issued by the U.S. government and its agencies or instrumentalities. These include:

■  Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), with an average effective maturity ranging from 2 to 10 years.

■  Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.

With respect to the equity portion, the Adviser employs both a top-down and bottom-up methodology to construct a diversified portfolio that avoids excessive sector and security concentrations. The Adviser pursues investments that it believes are statistically cheap or intrinsically undervalued given growth prospects, while trying to identify the presence of a catalyst for future growth (e.g., acquisition, new products, economic cycle or management change). The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

With respect to the debt portion, the goal of the Fund's strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three layers: top-down, macro-economic driven, mid-level, relative value driven and bottom up, borrower characteristics driven. The greatest emphasis will generally be on the bottom up factor, but the relative weightings of the three layers can and will vary over time, reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.

The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.

The Adviser may from time to time generate turnover in excess of 100%.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

■  The market values of the securities acquired by the Fund may decline.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  A company's earnings may not increase as expected.

■  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  Interest rates may rise or the rate of inflation may increase.

■  A debt issuer's credit quality may be downgraded or an issuer may default.

■  The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

■  The average life of a mortgage-related security may be shortened or lengthened.

■  A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index and the Lipper Balanced Fund Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Balanced Fund (60/40) Index currently consists of the following weights: 60% S&P 500 Index/40% Barclays Capital 1-5 Year U.S. Gov't Bond Index. Prior to May 1, 2013, the weightings were: 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 11.91% (quarter ended September 30, 2009) Lowest -15.51% (quarter ended December 31, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.51%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2013)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Balanced Fund (60/40) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.21%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.24%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 31 of the Fund's Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,177
Annual Return 2004	rr_AnnualReturn2004	8.30%
Annual Return 2005	rr_AnnualReturn2005	6.32%
Annual Return 2006	rr_AnnualReturn2006	10.62%
Annual Return 2007	rr_AnnualReturn2007	9.10%
Annual Return 2008	rr_AnnualReturn2008	(26.03%)
Annual Return 2009	rr_AnnualReturn2009	20.31%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	(2.27%)
Annual Return 2012	rr_AnnualReturn2012	11.71%
Annual Return 2013	rr_AnnualReturn2013	21.85%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	750
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,933
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,373
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.15%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	908
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,008
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.73%

[1]	The Balanced Fund (60/40) Index currently consists of the following weights: 60% S&P 500 Index/40% Barclays Capital 1-5 Year U.S. Gov't Bond Index. Prior to May 1, 2013, the weightings were: 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 31 of the Fund's Prospectus.
[3]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
[4]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.15%, 1.85%, 0.90% and 1.45% until at least February 28, 2015.
[5]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
[6]	Performance is from August 31, 2007, inception date of Class I shares.